Related Party Balance and Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Related Party Balance and Transactions [Line Items]
Management fee income		$ 138,107	$ 183,673
Sannogi Holdings Limited [Member]
Related Party Balance and Transactions [Line Items]
Rental fees paid	9,705	9,668	9,643
Sannogi Engineering Consultants Limited [Member]
Related Party Balance and Transactions [Line Items]
Rental fees paid	$ 78,100	$ 77,801	$ 77,602